Thrivent Accumulation Variable Universal Life Insurance
Thrivent Variable Life Account I

Updating Summary Prospectus April 30, 2025
This updating summary prospectus summarizes key features of the Thrivent Accumulation Variable Universal Life Insurance Contract (the “Contract”), a flexible premium individual variable adjustable life insurance contract issued by Thrivent Financial for Lutherans (“Thrivent”).
The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at dfinview.com/Thrivent/AccumulationVUL. You can also obtain this information at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
Additional general information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
--------------------------------------------------------------------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Important Information You Should Consider About the Contract	The Annual Portfolio expenses table was updated to reflect the new range.
Overview of the Contract	No changes.
Fee Table
The maximum Decrease Charge has been updated in the Fee Table, and in related content, to reflect the correct maximum charge amount; this change does not impact the Decrease Charges stated in your Contract which are accurate and specific to you.  Additionally, certain charges which are assessed monthly, but were previously shown in an annual amount, have been revised to reflect the monthly equivalent amount.  The Fee Table was also updated to reflect the new range of fees for Annual Portfolio expenses;
see the Appendix for the current fees associated with each Portfolio
(investment option).

Premiums	No changes.
Standard Death Benefit	No changes.
Other Benefits	No changes.
Surrenders and Withdrawals	No changes.
Lapse and Reinstatement	No changes.
Availability of Portfolios
The Thrivent Low Volatility Equity Portfolio was merged into the Thrivent
Global Stock Portfolio.
The Thrivent Multidimensional Income Portfolio was merged into the
Thrivent Opportunity Income Plus Portfolio.

Other Changes
The Appendix has been revised to reflect the updated performance information and the current expenses for the Portfolios.
The Thrivent Balanced Income Plus Portfolio was renamed Thrivent
Dynamic Allocation Portfolio.
The Thrivent Diversified Income Plus Portfolio was renamed Thrivent
Conservative Allocation Portfolio.
The Thrivent International Allocation Portfolio was renamed Thrivent
International Equity Portfolio.
The Thrivent Limited Maturity Bond Portfolio was renamed Thrivent
Short-Term Bond Portfolio.
The Thrivent Opportunity Income Plus Portfolio was renamed Thrivent
Multisector Bond Portfolio.

Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
A Decrease Charge (early withdrawal charge) may be assessed upon surrender, lapse or any decrease in the Face Amount. A Decrease Charge will be assessed if the Contract is in the first 10 Contract Years after the Date of
Issue and for 10 years after each increase in Face Amount. The Decrease
Charge will vary depending on the number of years since the Date of Issue, or the last increase in Face Amount. The maximum amount that may be charged is $50.18 per $1,000 of decrease in Face Amount. For example, if you make an early withdrawal, you could pay a Decrease Charge of up to $5,018 on a
$100,000 decrease.
				Charges Fee Table
Transaction Charges
In addition to Decrease Charges (early withdrawal charges), you also may be charged for other transactions such as when you pay a premium, transfer accumulated value between investment options, make more than one partial surrender in a Contract Year or exercise your Accelerated Death Benefit Rider.
				Charges Fee Table
Ongoing Fees and Expenses (annual charges)
In addition to Decrease Charges (early withdrawal charges) and transaction charges, investment in the Contract is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Contract, mortality and expense risk charges, monthly unit charges, basic monthly charges, interest on any Debt, and the cost of optional benefits available under the Contract. Some of these fees and expenses are set based on characteristics of the Insured (e.g. age, sex (in most states), and rating classification). See the specifications page of your Contract for rates applicable to your Contract.
Investors will also bear expenses associated with Portfolios that correspond to
Subaccounts available under the Contract , as shown in the following table:
				Charges Fee Table Appendix
	Annual Fee	Minimum	Maximum
	Annual Portfolio Expenses (deducted from Portfolio assets)	0.23%	1.59%

RISKS	Location in Statutory Prospectus
Risk of Loss
You can lose money by investing in this Contract, including loss of your premiums (principal), and your Contract can lapse without value.
Additionally, Debt will reduce your Cash Surrender Value, Death Proceeds and the amount of premiums considered to meet the No-Lapse Guarantee
Premium requirement. If you surrender the Contract or allow it to lapse while a
Contract loan is outstanding, the amount of Debt , to the extent it has not previously been taxed, will be considered part of the amount you receive and taxed accordingly. Loans may have tax consequences.
Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. You should only purchase the
Contract if you have the financial ability to keep it in force for a substantial period of time.
The primary reason to buy a life insurance contract is for the Death Benefit it provides in the event of the Insured’s death. You should not purchase the
Contract if you do not need life insurance protection or intend to surrender all or part of the Accumulated Value in the near future. Surrender charges, expenses, and tax consequences generally make the Contract unsuitable as a short-term investment.
Principal Risks of Investing in the Contract
Risk Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose and can vary depending on the performance of the investment options available under the Contract.
Each investment option has its own unique risks.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the
Contract. You could lose some or all of your money.
You should review the available Portfolio s’ prospectuses before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to risks related to Thrivent, including that any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability and financial strength of Thrivent. More information about Thrivent, including its financial strength ratings, is available upon request by calling 1-800-847-4836.
Principal Risks of Investing in the Contract
Contract Lapse
Your Contract will lapse (that is, terminate without value) if: (1) your monthly deductions are greater than your Cash Surrender Value; (2) there is not an active No-Lapse Guarantee; and (3) payment of the premium to keep the
Contract in force is not paid within the grace period. No Death Benefit will be paid if the Contract is lapsed. Payment will be required to reinstate the
Contract. We will reinstate a Contract only if our requirements for reinstatement are satisfied, which may include requiring new proof of insurability of the Insured person.
Lapse and Reinstatement

RESTRICTIONS	Location in Statutory Prospectus
Investments
We place limits on frequent trading.
There is a $25 charge for each transfer when you transfer money between investment options in excess of 12 times a year.
We reserve the right to add, delete, combine or substitute investment
Subaccounts .
If you elected the Guideline Premium Test (GPT), we reserve the right to not accept any premiums when the Death Benefit is based on the Table of Death
Benefit Factors or the portion of any premium that would cause the Death
Benefit to be based on the Table of Death Benefit Factors.
If you elected the Cash Value Accumulation Test (CVAT), then prior to Attained
Age 100 (and at any age in New York issued Contracts), we will not accept premium as described above and at Attained Age 100 and later we reserve the right not to accept premiums as described above.
We will also have the right to limit or refund a premium payment or make distributions from the Contract as necessary to continue to qualify the Contract as life insurance under federal tax law or to avoid the classification of your
Contract as a “modified endowment contract” (MEC).
Frequent Trading Among Subaccounts and Other Transactions Addition, Deletion, Combination or Substitution of Investments Premium Limits Taxes
Optional Benefits
Optional benefits may be subject to age and underwriting requirements. We generally deduct any monthly costs for these Additional Benefits from the
Accumulated Value as part of the monthly deduction. Optional benefits may not be available for all ages or underwriting classes, may not be available after original issue of the Contract and may terminate at certain ages. We may stop offering an optional benefit at any time prior to the time you elect to add it to your Contract.
Other Benefits Available Under the Contract
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
Distributions from your Contract, if taxable, will be taxed at ordinary income tax rates.
Depending on the total amount of premiums you pay and the frequency of such payments, the Contract may be treated as a MEC.
Distributions including loans and loan interest will be taxed on an “income first”
basis and may be subject to a penalty tax if taken before you are age 59  1∕2 if your Contract is a MEC.
The transfer of the Contract or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the impositions of gift, estate, and generation skipping transfer taxes.
Taxes

CONFLICTS OF INTEREST	Location in Statutory Prospectus
Investment Professional Compensation
Your financial advisor or professional may receive compensation for selling this Contract to you and ongoing future compensation. This compensation may consist of commissions, bonuses, asset-based compensation, and promotional incentives. Thrivent may also share the revenue it earns on this
Contract with the professional’s firm. This conflict of interest may influence your financial advisor or professional to recommend the purchase of this
Contract as well as continued or larger future investments into this Contract, or another contract issued by Thrivent, over another investment.
Distribution of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Distribution of the Contract

Special Terms
Accumulated Value	The total value of the Contract. Accumulated Value equals the sum of the Subaccounts, the Fixed Accounts, and the Loan Account.
Additional Benefits	Benefits provided by riders, if any, included as part of the Contract.
Beneficiary	The person(s) named by the Contract Owner to receive the Death Proceeds under the Contract. A Beneficiary need not be a natural person.
Cash Surrender Value	The Accumulated Value of the Contract less any applicable Decrease Charges; outstanding Debt; and any unpaid monthly deductions.
Contract
The flexible premium variable adjustable life insurance (Thrivent Financial
Accumulation Variable Universal Life) offered by us (Thrivent) and described in this summary prospectus. The entire Contract consists of the Contract, any
Additional Benefits, amendments, endorsements, Application and our Articles of
Incorporation and Bylaws.

Contract Date	The latest of the (1) Date of Issue;(2) the date we receive in Good Order the first premium payment at our Service Center; or (3) the date we approve this Contract to be issued.
Contract Year	The 12-month period following the Date of Issue or a Contract Anniversary. The Contract Year is always based upon the time elapsed since the Date of Issue.
Date of Issue
The date when we issue the Contract. This date will be specified in the Contract and may be different from the Contract Date. The Date of Issue is the date as of which we begin to apply deductions from your Accumulated Value.

Death Benefit	The amount of the benefit that provides the basis for the Death Proceeds calculation. The Death Benefit on any day depends upon the Death Benefit Option in effect on that day.
Death Benefit Option	Either of the two methods used to determine the Death Benefit. The option is selected in the Application and may be changed any time prior to Attained Age 121.
Death Proceeds	The amount paid upon the death of the Insured. The amount is paid to the Beneficiary(ies) designated by the Contract Owner.
Debt	All unpaid Contract loans plus accrued interest.
Decrease Charge
A Decrease Charge compensates us for expenses associated with underwriting, issuing and distributing the Contract. The charge applies to decreases in the Face Amount or partial surrenders that result in a decrease in
Face Amount during the first 10 Contract Years (or first 10 years following an increase in the Face Amount on the increased amount). We deduct the amount of the Decrease Charge at the time of the reduction Face Amount or surrender.

Face Amount
The amount of life insurance provided by the Contract exclusive of any
Additional Benefits. The Face Amount on the Date of Issue is the Initial Face
Amount. Increases or decreases in Face Amount will be shown on supplemental Contract schedule pages that we will send to you.

Fixed Accounts	Amounts held in the Fixed Account and DCA Fixed Account.
Fund	Thrivent Series Fund, Inc., the mutual fund that consists of several Portfolios that underlie Subaccounts of the Variable Account.
Insured	The person on whose life the Contract is issued.
Loan Account
When you obtain a loan, Accumulated Value equal to the amount of the loan is taken from the Subaccounts and moved to a Loan Account. Amounts transferred to the Loan Account are invested with our General Account assets.
The Loan Account is equal to the amount transferred from any Subaccount, and/or Fixed Accounts to secure the loan less Accumulated Value transferred from the Loan Account to a Subaccount and the Fixed Accounts as a result of repayment of Debt plus the amount by which the accrued interest charged exceeds the amount of interest credited.

No-Lapse Guarantee
A Contract provision that guarantees that insurance coverage will not lapse in the event your Cash Surrender Value is not adequate to cover the current monthly deductions. You must meet the premium requirements of a No-Lapse
Guarantee for the Contract to remain in force in the event your Cash Surrender
Value is not adequate.

Owner	A person or entity who owns the Contract.
Portfolio	A portfolio of Thrivent Series Fund, Inc. which is the underlying investment of a corresponding Subaccount which you may select for your Contract.
Service Center	Our office located at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001 or such other address as we may designate. Telephone: (800) 847-4836. Email: mail@thrivent.com.
Subaccount	A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Table of Death Benefit Factors	The table found in the schedule pages of the Contract and used to help assure the Contract qualifies as life insurance under the federal tax law.
Variable Account	Thrivent Variable Life Account I, which is a separate account of Thrivent.
We, our, us, Society	Thrivent.
You, your, yours	The Owner(s) of the Contract.

Appendix: Portfolios Available Under the Contract
The following is a list of Portfolios that correspond to subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/AccumulationVUL. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/24)
			1 YEAR	5 YEAR	10 YEAR
Aggressive Allocation	Thrivent Aggressive Allocation Portfolio	0.84%[1]	16.08%	9.86%	9.59%
Large Blend	Thrivent All Cap Portfolio	0.67%	19.90%	12.86%	10.83%
Conservative Allocation	Thrivent Conservative Allocation Portfolio[4]	0.49%	7.17%	3.50%	4.41%
Moderately Conservative Allocation	Thrivent Dynamic Allocation Portfolio[5]	0.67%	8.56%	5.25%	5.56%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	8.96%	1.32%	3.00%
Large Blend	Thrivent ESG Index Portfolio	0.37%[1]	22.32%	N/A3	N/A3
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.61%	15.25%	9.65%	8.93%
Intermediate Government	Thrivent Government Bond Portfolio	0.49%	1.19%	-0.01%	1.11%
Health	Thrivent Healthcare Portfolio	0.86%[1]	-0.06%	5.66%	6.54%
High Yield Bond	Thrivent High Yield Portfolio	0.46%	7.02%	2.88%	4.16%
Corporate Bond	Thrivent Income Portfolio	0.44%	3.18%	1.08%	2.74%
Foreign Large Blend	Thrivent International Equity Portfolio[6]	0.74%	4.28%	3.66%	4.48%
Foreign Large Blend	Thrivent International Index Portfolio	0.40%	3.33%	N/A3	N/A3
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	30.61%	17.58%	15.69%
Large Blend	Thrivent Large Cap Index Portfolio	0.23%	24.73%	14.26%	12.83%
Large Value	Thrivent Large Cap Value Portfolio	0.63%	13.09%	10.91%	9.77%
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.89%[1]	10.12%	N/A3	N/A3
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	13.64%	10.09%	9.41%
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	10.28%	10.12%	10.80%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.89%[1]	9.72%	N/A3	N/A3
Moderate Allocation	Thrivent Moderate Allocation Portfolio	0.68%[1]	13.14%	7.11%	6.94%

INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/24)
			1 YEAR	5 YEAR	10 YEAR
Moderately Aggressive Allocation	Thrivent Moderately Aggressive Allocation Portfolio	0.76%[1]	14.19%	8.10%	8.04%
Moderately Conservative Allocation	Thrivent Moderately Conservative Allocation Portfolio	0.65%[1]	8.44%	4.16%	4.79%
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	5.07%	2.30%	1.53%
Multisector Bond	Thrivent Multisector Bond Portfolio[7]	0.74%	5.25%	1.75%	2.68%
Real Estate	Thrivent Real Estate Securities Portfolio	0.89%	3.21%	2.61%	4.90%
Short-Term Bond	Thrivent Short-Term Bond Portfolio[8]	0.45%	5.63%	2.34%	2.36%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[1]	10.84%	10.30%	N/A2
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	8.44%	8.12%	8.72%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	11.37%	11.45%	11.31%
1
Current expenses reflect temporary fee reductions.
2
The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.
3
The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.
4
Formerly known as Thrivent Diversified Income Plus Portfolio.
5
Formerly known as Thrivent Balanced Income Plus Portfolio.
6
Formerly known as Thrivent International Allocation Portfolio.
7
Formerly known as Thrivent Opportunity Income Plus Portfolio.
8
Formerly known as Thrivent Limited Maturity Bond Portfolio.

[This Page Intentionally Left Blank]

This updating summary prospectus incorporates by reference the Thrivent Accumulation Variable Universal Life Insurance prospectus and Statement of Additional Information (SAI), both dated April 30, 2025, as amended or supplemented.
The SAI dated April 30, 2025 contains more information about the Contract and Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectus. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/AccumulationVUL. For a paper copy of the SAI, to request other information about the Contract, and to make other inquiries, you may call our Service Center at 1-800-847-4836 or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Form ICC19 V-VZ-VUL and state variations.
EDGAR Contract No. C000215530 32064SPRU R4-25